Shareholders' (deficit) / equity - Additional information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Shareholders' Equity
Issued shares for share-based payments exercised	5,385,107	10,585,912
Vested share-based payments	€ 20	€ 153
Subscribed capital
Shareholders' Equity
Vested share-based payments	54	1,270
Other capital reserves
Shareholders' Equity
Vested share-based payments	€ (34)	€ (1,117)